Collateralized transactions	12 Months Ended
Mar. 31, 2026
Collateralized Transactions
Collateralized transactions
5. Collateralized transactions:
Nomura enters into collateralized transactions, including reverse repurchase agreements, repurchase agreements, securities borrowing transactions, securities lending transactions, other secured borrowings and similar transactions mainly to meet clients’ financing needs, finance trading inventory positions and obtain securities for settlement.
Reverse repurchase agreements, repurchase agreements, securities borrowing transactions and securities lending transactions are typically documented under industry standard master netting agreements which mitigate Nomura’s credit exposure to counterparties. For certain centrally-cleared reverse repurchase and repurchase agreements, the clearing or membership agreements entered into by Nomura provide similar rights to Nomura in the event of default of the relevant central clearing counterparty. Nomura generally seeks to obtain an external legal opinion in order to ascertain the enforceability of such close-out
and offsetting rights within these agreements.
Nomura may enter into reverse repurchase agreements, repurchase agreements, securities borrowing and securities lending transactions with certain types of counterparties and in certain jurisdictions which are not documented under a master netting agreement. Even when these transactions are documented under such master netting agreements, Nomura may not have obtained, or may not be able to obtain, evidence to determine with sufficient certainty that the close-out
and offsetting rights in the agreements are legally enforceable. This may be the case where relevant local laws explicitly prohibit such close-out
and offsetting rights, or where local laws are complex, ambiguous or silent on the enforceability of such rights. This may include reverse repurchase agreements, repurchase agreements, securities borrowing and securities lending transactions executed with certain foreign governments, agencies, municipalities, central clearing counterparties, agent banks and pension funds.
Nomura considers the enforceability of a master netting agreement in determining how credit risk arising from transactions with a specific counterparty is hedged, how counterparty credit exposures are calculated and applied to credit limits and the extent and nature of collateral requirements from the counterparty.
In all of these transactions, Nomura either receives or provides collateral, including Japanese and non-Japanese
government, agency, mortgage-backed, bank and corporate debt securities and equities. In most cases, the party receiving the collateral is free to sell or repledge the securities received through repurchase agreements, securities lending transactions or to cover short positions. In repurchase and reverse repurchase agreements, the value of collateral typically exceeds the amount of cash transferred, where collateral is generally in the form of securities. Securities borrowing transactions generally require Nomura to provide the counterparty with collateral in the form of cash or other securities. For securities lending transactions, Nomura generally receives collateral in the form of cash or other securities. Nomura monitors the market value of the securities either received from or provided to the counterparty. Additional cash or securities are exchanged as necessary, to ensure that such transactions are adequately collateralized throughout the life of the transactions.
Offsetting of certain collateralized transactions
Reverse repurchase agreements and repurchase agreements, securities borrowing and lending transactions with the same counterparty documented under a master netting agreement are offset in the consolidated balance sheets where specific criteria as defined by ASC
210-20
are met. These criteria include requirements around maturity of transactions, underlying systems on which collateral is settled, associated banking arrangements and legal enforceability of close-out
and offsetting rights under relevant master netting agreements.
The following tables present information about offsetting of these transactions in the consolidated balance sheets as of March 31, 2025 and 2026, together with the extent to which master netting agreements entered into with counterparties and central clearing parties permit additional offsetting in the event of counterparty default. Transactions which are not documented under a master netting agreement or are documented under a master netting agreement for which Nomura does not have sufficient evidence of enforceability are not offset in the following tables.

	Billions of yen
	March 31, 2025
	Assets		Liabilities
	Reverse repurchase agreements	Securities borrowing transactions	Repurchase agreements	Securities lending transactions
Total gross balance (1)	¥43,464	¥4,656	¥45,747	¥2,347
Less: Amounts offset in the consolidated balance sheets (2)	(29,459)	—	(29,459)	—

Total net amounts as reported on the face of the consolidated balance sheets (3)	¥14,005	¥4,656	¥16,288	¥2,347

Less: Additional amounts not offset in the consolidated balance sheets (4)
Financial instruments and non-cash collateral	(13,422)	(2,941)	(13,800)	(2,162)
Cash collateral	(3)	—	(4)	—

Net amount	¥580	¥1,715	¥2,484	¥185

	Billions of yen
	March 31, 2026
	Assets		Liabilities
	Reverse repurchase agreements	Securities borrowing transactions	Repurchase agreements	Securities lending transactions
Total gross balance (1)	¥49,251	¥4,336	¥51,275	¥2,953
Less: Amounts offset in the consolidated balance sheets (2)	(36,041)	—	(36,041)	—

Total net amounts as reported on the face of the consolidated balance sheets (3)	¥13,210	¥4,336	¥15,234	¥2,953

Less: Additional amounts not offset in the consolidated balance sheets (4)
Financial instruments and non-cash collateral	(12,493)	(2,635)	(13,670)	(2,645)
Cash collateral	(5)	—	(27)	—

Net amount	¥712	¥1,701	¥1,537	¥308

(1)
Include all recognized balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. Amounts include transactions carried at fair value through election of the fair value option. As of March 31, 2025, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability amounted to ¥441 billion and ¥1,973 billion, respectively. As of March 31, 2025, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability amounted to ¥1,528 billion and ¥
111
 billion, respectively. As of March 31, 2026, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability amounted to ¥
458
 billion and ¥
895
 billion, respectively. As of March 31, 2026, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability amounted to ¥
1,532
 billion and ¥
151
 billion, respectively.

(2)
Represent amounts offset through counterparty netting under master netting or similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC
210-20.
Amounts offset include transactions carried at fair value through election of the fair value option.

(3)
Reverse repurchase agreements and securities borrowing transactions are reported within
Collateralized agreements
—
Securities purchased under agreements to resell
and
Collateralized agreements
—
Securities borrowed
in the consolidated balance sheets, respectively. Repurchase agreements and securities lending transactions are reported within
Collateralized financing
—
Securities sold under agreements to repurchase
and
Collateralized financing
—
Securities
loaned
in the consolidated balance sheets, respectively. Amounts reported under securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The securities received and the liability are reported within
Other assets-Other
and
Other liabilities
in the consolidated balance sheets, respectively.

(4)
Represent amounts which are not permitted to be offset on the face of the consolidated balance sheets in accordance with ASC
210-20
but which provide Nomura with the right of offset in the event of counterparty default. Amounts relating to agreements where Nomura has not yet obtained sufficient evidence of enforceability of such offsetting rights are excluded.
For information on offsetting of derivatives, see Note 3 “
D
eriva
tive instruments and hedging activities
.”
Maturity analysis of repurchase agreements and securities lending transactions
The following tables present an analysis of the total carrying value of liabilities recognized in the consolidated balance sheets for repurchase agreements and securities lending transactions by remaining contractual maturity of the agreement as of March 31, 2025 and 2026. Amounts reported are shown prior to counterparty netting in accordance with ASC
210-20.

	Billions of yen
	March 31, 2025
	Overnight and open (1)	Up to 30 days	30 - 90 days	90 days - 1 year	Greater than 1 year	Total
Repurchase agreements	¥19,523	¥20,673	¥2,466	¥1,848	¥1,237	¥45,747
Securities lending transactions	1,384	144	14	255	550	2,347

Total gross recognized liabilities (2)	¥20,907	¥20,817	¥2,480	¥2,103	¥1,787	¥48,094

	Billions of yen
	March 31, 2026
	Overnight and open (1)	Up to 30 days	30 - 90 days	90 days - 1 year	Greater than 1 year	Total
Repurchase agreements	¥22,834	¥23,656	¥1,783	¥1,411	¥1,591	¥51,275
Securities lending transactions	1,660	146	46	482	619	2,953

Total gross recognized liabilities (2)	¥24,494	¥23,802	¥1,829	¥1,893	¥2,210	¥54,228

(1)	Open transactions do not have an explicit contractual maturity date and are terminable on demand by Nomura or the counterparty.
(2)
Repurchase agreements and securities lending transactions are reported within
Collateralized financing
—
Securities sold under agreements to repurchase
and
Collateralized financing
—
Securities loaned
in the consolidated balance sheets, respectively. Amounts reported for securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The securities received and the liability are reported within
Other assets-Other
and
Other liabilities
in the consolidated balance sheets, respectively. The total gross recognized liabilities reported for repurchase agreements and securities lending transactions are consistent with the total gross balances reported in the offsetting disclosures above.

Securities transferred in repurchase agreements and securities lending transactions
The following tables present an analysis of the total carrying value of liabilities recognized in the consolidated balance sheets for repurchase agreements and securities lending transactions by class of securities and other financial assets transferred by Nomura to counterparties as of March 31, 2025 and 2026. Amounts reported are shown prior to counterparty netting in accordance with ASC
210-20.

	Billions of yen
	March 31, 2025
	Repurchase agreements	Securities lending transactions	Total
Equities and convertible securities	¥401	¥1,734	¥2,135
Japanese government, agency and municipal securities	2,202	1	2,203
Foreign government, agency and municipal securities	34,569	81	34,650
Bank and corporate debt securities	3,881	369	4,250
Commercial mortgage-backed securities (“CMBS”)	29	—	29
Residential mortgage-backed securities (“RMBS”) (1)	4,466	—	4,466
Collateralized debt obligations (“CDOs”) and other	177	—	177
Investment trust funds and other	22	162	184

Total gross recognized liabilities (2)	¥45,747	¥2,347	¥48,094

	Billions of yen
	March 31, 2026
	Repurchase agreements	Securities lending transactions	Total
Equities and convertible securities	¥442	¥2,272	¥2,714
Japanese government, agency and municipal securities	3,061	163	3,224
Foreign government, agency and municipal securities	38,182	182	38,364
Bank and corporate debt securities	5,598	267	5,865
Commercial mortgage-backed securities (“CMBS”)	—	—	—
Residential mortgage-backed securities (“RMBS”) (1)	3,635	—	3,635
Collateralized debt obligations (“CDOs”) and other	346	—	346
Investment trust funds and other	11	69	80

Total gross recognized liabilities (2)	¥51,275	¥2,953	¥54,228

(1)
Includes ¥3,586 billion of U.S. government sponsored agency mortgage pass through securities and collateralized mortgage obligations as of March 31, 2025. Includes ¥2,877 billion of U.S. government sponsored agency mortgage pass through securities and collateralized mortgage obligations as of March 31, 2026.

(2)
Repurchase agreements and securities lending transactions are reported within
Collateralized financing
—
Securities sold under agreements to repurchase
and
Collateralized
financing
—
Securities loaned
in the consolidated balance sheets, respectively. Amounts reported for securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The securities received and the liability are reported within
Other assets-Other
and
Other liabilities
in the consolidated balance sheets, respectively. The total gross recognized liabilities reported for repurchase agreements and securities lending transactions are consistent with the total gross balances reported in the offsetting disclosures above.

Collateral received by Nomura
The following table presents the fair value of securities received as collateral, securities borrowed with or without collateral, which Nomura is permitted to sell or repledge, and the portion that has been sold or repledged as of March 31, 2025 and 2026.

	Billions of yen
	March 31
	2025	2026
The fair value of collateral received	¥64,853	¥69,667
The portion of the above received that has been sold (as reported as short sales within Trading liabilities in the consolidated balance sheets) or repledged	48,717	56,304
Collateral is generally sourced from securities purchased under agreement to resell, securities borrowing transactions, secured loans and from derivative transactions. Collateral is used together with owned securities and other financial assets to cover short sales, collateralize repurchase transactions, other secured financings and derivative transactions.
Assets pledged by Nomura
Nomura pledges owned securities and other financial assets to collateralize repurchase transactions, other secured financings and derivative transactions. Pledged securities that can be sold or repledged by the transferee, including Gensaki Repo transactions, are reported in parentheses as
Assets pledged
within
Trading assets
,
Investments in equity securities
and
Investments in and advances to affiliated companies
in the consolidated balance sheets.
The following table presents the carrying amounts of financial assets recognized in the consolidated balance sheets which have been pledged as collateral, primarily
to stock exchanges and clearing organizations, where the secured party does not have the right to sell or repledge them by type of asset as of March 31, 2025 and 2026.

	Millions of yen
	March 31
	2025	2026
Trading assets:
Equities and convertible securities	¥326,398	¥417,915
Government and government agency securities	1,134,816	1,396,517
Bank and corporate debt securities	86,034	123,674
Commercial mortgage-backed securities (“CMBS”)	—	5,189
Residential mortgage-backed securities (“RMBS”)	2,626,708	2,120,771
Collateralized debt obligations (“CDOs”) and other (1)	12,391	7,864
Investment trust funds and other	21,042	10,715

	¥4,207,389	¥4,082,645

Non-trading debt securities (2)	15,896	21,566
Investments in and advances to affiliated companies (3)	¥16,124	¥16,086

(1)	Includes collateralized loan obligations (“CLOs”) and asset-backed securities (“ABSs”) such as those secured on credit card loans, auto loans and student loans.
(2)	Non-trading debt securities are primarily Japanese municipal securities issued by prefectures or ordinance-designated city.
(3)	Investments in and advances to affiliated companies comprise shares in Nomura Research Institute, Ltd.

The following table presents the carrying amount of financial and non-financial
assets recognized in the consolidated balance sheets, other than those disclosed above, which are subject to lien as of March 31, 2025 and 2026.

	Millions of yen
	March 31
	2025	2026
Loans and receivables	¥627,090	¥934,055
Trading assets and private equity and debt investments	1,766,083	1,713,792
Office buildings, land, equipment and facilities	2,933	13,617
Non-trading debt securities	117,655	212,469
Investments in and advances to affiliated companies	2	3
Other	1,333	1,522

	¥2,515,096	¥2,875,458

Assets in the above table were primarily pledged for secured borrowings, including other secured borrowings, collateralized borrowings of consolidated VIEs and derivative transactions. The above table also includes financial assets which continue to be recognized on the consolidated balance sheets as they fail the criteria for derecognition under ASC 860. The associated liabilities with these transactions are reported as trading balances of secured borrowings reported in
Long-term borrowings
. See Note 1
3
 “
Borrowings
” for further information regarding
trading balances of secured borrowings
.